Note 3 - Summary of Significant Accounting Policies: Reclassifications (Policies)	12 Months Ended
Jul. 31, 2016
Policies
Reclassifications	Reclassifications Certain amounts in the prior-year financial statements have been reclassified for comparative purposes to conform with the presentation in the current period statements.